Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Schedule of Stock Options - Stock Options [Member] - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Stock Options [Line Items]
Number of Shares, ending	1,392,654	1,904,830
Weighted Average Exercise Price, ending	$ 3.3	$ 1.63
Total Intrinsic Value, ending	$ 670,161	$ 94,239
Weighted Average Remaining Contractual Life, ending	8 years 2 months 12 days	8 years 4 months 24 days
Number of Shares, Options vested and exercisable		861,177
Weighted Average Exercise Price, Options vested and exercisable		$ 2.23
Total Intrinsic Value, Options vested and exercisable		$ 94,239
Weighted Average Remaining Contractual Life, Options vested and exercisable		7 years 1 month 6 days
Number of Shares, Granted		962,154
Weighted Average Exercise Price, Granted		$ 0.48
Total Intrinsic Value, Granted
Number of Shares, Forfeited / cancelled		(404,058)
Weighted Average Exercise Price, Forfeited / cancelled		$ 4.87
Total Intrinsic Value, Forfeited / cancelled
Number of Shares, Exercised		(45,920)
Weighted Average Exercise Price, Exercised		$ 0.01
Total Intrinsic Value, Exercised		$ 45,920